Investment Securities - Investments by Contractual Maturity Date (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Sep. 30, 2019
Amortized Cost, Available-for-sale securities
Amortized cost	$ 2,210,099	$ 1,458,071
Gross Unrealized Gains / Losses, Available-for-sale securities
Gross unrealized gains	49,007	30,461
Gross unrealized loss	(9,614)	(2,790)
Fair Value, Available-for-sale securities
Fair value	$ 2,249,492	$ 1,485,742
Yield, Available-for-sale securities
Yield	1.97%	3.27%
Amortized Cost, Held-to-maturity securities
Amortized cost	$ 705,838	$ 1,443,480
Gross Unrealized Gains / Losses, Held-to-maturity securities
Gross unrealized gains	21,582	19,952
Gross unrealized losses	(52)	(337)
Fair Value, Held-to-maturity securities
Fair value	$ 727,368	1,463,095
Yield, Held-to-maturity securities
Yield	3.14%
Investments	$ 2,915,937	2,901,551
Gross unrealized gains on investments	70,589	50,413
Gross unrealized losses on investments	(9,666)	(3,127)
Total Financial Assets	$ 2,976,860	$ 2,948,837
Yield on investments	2.25%	3.21%
U.S. government and agency securities
Amortized Cost, Available-for-sale securities
5 to 10 years	$ 18,448	$ 21,049
Gross Unrealized Gains / Losses, Available-for-sale securities
Gross unrealized gains, 5 to 10 years	376	39
Gross unrealized losses, 5 to 10 years	0	0
Fair Value, Available-for-sale securities
5 to 10 years	$ 18,824	$ 21,088
Yield, Available-for-sale securities
5 to 10 years	2.05%	2.05%
Asset-backed securities
Amortized Cost, Available-for-sale securities
5 to 10 years	$ 38,289	$ 44,238
Over 10 years	906,489	207,067
Gross Unrealized Gains / Losses, Available-for-sale securities
Gross unrealized gains, 5 to 10 years	0	0
Gross unrealized gains, over 10 years	647	1
Gross unrealized losses, 5 to 10 years	(1,600)	(629)
Gross unrealized losses, over 10 years	(6,908)	(987)
Fair Value, Available-for-sale securities
5 to 10 years	36,689	43,609
Over 10 years	$ 900,228	$ 206,081
Yield, Available-for-sale securities
5 to 10 years	0.83%	2.61%
Over 10 years	1.14%	3.02%
Corporate debt securities
Amortized Cost, Available-for-sale securities
Within 1 year	$ 54,209	$ 43,903
1 to 5 years	128,289	70,000
5 to 10 years	97,157	92,931
Gross Unrealized Gains / Losses, Available-for-sale securities
Gross unrealized gains, within 1 year	337	411
Gross unrealized gains, 1 to 5 years	3,366	689
Gross unrealized gains, 5 to 10 years	4,305	1,879
Gross unrealized losses, within 1 year	(51)	0
Gross unrealized losses, 1 to 5 years	(428)	(50)
Gross unrealized losses, 5 to 10 years	0	0
Fair Value, Available-for-sale securities
Within 1 year	54,495	44,314
1 to 5 years	131,227	70,639
5 to 10 years	$ 101,462	$ 94,810
Yield, Available-for-sale securities
Within 1 year	1.22%	3.65%
1 to 5 years	1.78%	3.29%
5 to 10 years	1.50%	3.27%
Municipal bonds
Amortized Cost, Available-for-sale securities
1 to 5 years	$ 1,461	$ 1,430
Over 10 years	36,044	20,303
Gross Unrealized Gains / Losses, Available-for-sale securities
Gross unrealized gains, 1 to 5 years	36	14
Gross unrealized gains, over 10 years	774	895
Gross unrealized losses, 1 to 5 years	0	0
Gross unrealized losses, over 10 years	0	0
Fair Value, Available-for-sale securities
1 to 5 years	1,497	1,444
Over 10 years	$ 36,818	$ 21,198
Yield, Available-for-sale securities
1 to 5 years	0.00%	1.94%
Over 10 years	5.40%	6.45%
Agency pass-through certificates
Amortized Cost, Available-for-sale securities
Without single maturity date	$ 929,713	$ 957,150
Gross Unrealized Gains / Losses, Available-for-sale securities
Gross unrealized gains, without single maturity date	39,166	26,533
Gross unrealized losses, without single maturity date	(627)	(1,124)
Fair Value, Available-for-sale securities
Without single maturity date	$ 968,252	$ 982,559
Yield, Available-for-sale securities
Without single maturity date	2.82%	3.29%
Amortized Cost, Held-to-maturity securities
Without single maturity date	$ 698,934	$ 1,428,480
Gross Unrealized Gains / Losses, Held-to-maturity securities
Gross unrealized gains, without single maturity date	21,582	19,945
Gross unrealized losses, without single maturity date	0	(337)
Fair Value, Held-to-maturity securities
Without single maturity date	$ 720,516	$ 1,448,088
Yield, Held-to-maturity securities
Without single maturity date	3.16%	3.15%
Commercial MBS
Amortized Cost, Available-for-sale securities
Without single maturity date	$ 0
Gross Unrealized Gains / Losses, Available-for-sale securities
Gross unrealized gains, without single maturity date	0
Gross unrealized losses, without single maturity date	0
Fair Value, Available-for-sale securities
Without single maturity date	$ 0
Yield, Available-for-sale securities
Without single maturity date	0.00%
Amortized Cost, Held-to-maturity securities
Without single maturity date	$ 6,904	$ 15,000
Gross Unrealized Gains / Losses, Held-to-maturity securities
Gross unrealized gains, without single maturity date	0	7
Gross unrealized losses, without single maturity date	(52)	0
Fair Value, Held-to-maturity securities
Without single maturity date	$ 6,852	$ 15,007
Yield, Held-to-maturity securities
Without single maturity date	1.02%	2.89%